FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Maximum Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1]	£ 9,775	£ 6,283
Loans and advances to customers, net	[1]	494,988	484,858
Debt securities, net	[1]	5,544	5,238
Financial assets at amortised cost		510,307	496,379
Financial assets at fair value through other comprehensive income	[2]	24,865	24,794
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	64,400	81,044
Derivative assets		26,369	23,595
Assets arising from reinsurance contracts held		23,567	7,860
Off-balance sheet items:
Acceptances and endorsements		74	194
Other items serving as direct credit substitutes		366	632
Performance bonds and other transaction-related contingencies		2,454	2,425
Irrevocable commitments and guarantees		63,504	64,884
		66,398	68,135
		715,906	701,807
Offset [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1],[4]
Loans and advances to customers, net	[1],[4]	(2,792)	(3,241)
Debt securities, net	[1],[4]
Financial assets at amortised cost		(2,792)	(3,241)
Financial assets at fair value through other comprehensive income	[2],[4]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Derivative assets	[4]	(14,696)	(14,327)
Assets arising from reinsurance contracts held	[4]
Off-balance sheet items:
Acceptances and endorsements	[4]
Other items serving as direct credit substitutes	[4]
Performance bonds and other transaction-related contingencies	[4]
Irrevocable commitments and guarantees	[4]
	[4]
	[4]	(17,488)	(17,568)
Net Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	[1]	9,775	6,283
Loans and advances to customers, net	[1]	492,196	481,617
Debt securities, net	[1]	5,544	5,238
Financial assets at amortised cost		507,515	493,138
Financial assets at fair value through other comprehensive income	[2]	24,865	24,794
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	64,400	81,044
Derivative assets		11,673	9,268
Assets arising from reinsurance contracts held		23,567	7,860
Off-balance sheet items:
Acceptances and endorsements		74	194
Other items serving as direct credit substitutes		366	632
Performance bonds and other transaction-related contingencies		2,454	2,425
Irrevocable commitments and guarantees		63,504	64,884
		66,398	68,135
		698,418	684,239
Loans and advances designated at fair value through profit or loss [Member] | Maximum Exposure [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	23,475	40,876
Loans and advances designated at fair value through profit or loss [Member] | Offset [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Loans and advances designated at fair value through profit or loss [Member] | Net Exposure [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	23,475	40,876
Debt securities, treasury, and other bills at fair value through profit or loss [Member] | Maximum Exposure [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	40,925	40,168
Debt securities, treasury, and other bills at fair value through profit or loss [Member] | Offset [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3],[4]
Debt securities, treasury, and other bills at fair value through profit or loss [Member] | Net Exposure [Member]
Financial assets at fair value through profit or loss:3,4
Financial assets at fair value through profit or loss	[2],[3]	£ 40,925	£ 40,168

[1]	Amounts shown net of related impairment allowances.
[2]	Excluding equity shares.
[3]	Includes assets within the Group's unit-linked funds for which credit risk is borne by the policyholders and assets within the Group's With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
[4]	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.